CONCENTRATION OF RISKS (Details) (PRC)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign currency exchange rate risk
Appreciation of the RMB against US$ (as a percent)	3.00%	0.20%	4.90%
Top five customers
Concentration of risks
Number of customers	5
Accounts receivable | Credit concentration risk | Top five customers
Concentration of risks
Concentration risk (as a percent)	91.00%	86.00%
Revenue | Customer concentration risk
Concentration of risks
Concentration risk (as a percent)	100.00%	100.00%	100.00%
Revenue | Customer concentration risk | Yunnan Province | Yunnan Nujiang Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	6.00%	5.00%	7.00%
Revenue | Customer concentration risk | Yunnan Province | Yunnan Dehong Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	8.00%	6.00%	11.00%
Revenue | Customer concentration risk | Yunnan Province | Yunnan Honghe Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	2.00%	1.00%	1.00%
Revenue | Customer concentration risk | Yunnan Province | Yunnan Grid Company, Ltd.
Concentration of risks
Concentration risk (as a percent)	3.00%	3.00%	4.00%
Revenue | Customer concentration risk | Sichuan Province | Sichuan Cangxi Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	1.00%	1.00%	1.00%
Revenue | Customer concentration risk | Zhejiang Province | Lishui Electric Power Bureau
Concentration of risks
Concentration risk (as a percent)	49.00%	46.00%	43.00%
Revenue | Customer concentration risk | Fujian Province | Fujian Electric Power Co., Ltd.
Concentration of risks
Concentration risk (as a percent)	19.00%	20.00%	16.00%
Revenue | Customer concentration risk | Fujian Province | Pingnan Power Supply Company
Concentration of risks
Concentration risk (as a percent)		5.00%	8.00%
Revenue | Customer concentration risk | Fujian Province | Shaowu Electric Power Bureau
Concentration of risks
Concentration risk (as a percent)	9.00%	9.00%	7.00%
Revenue | Customer concentration risk | Fujian Province | Nanping Electric Power Bureau
Concentration of risks
Concentration risk (as a percent)	3.00%	4.00%	2.00%